Annual Total Returns (Bar Chart) (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Annual Total Returns
'08	(17.23%)
'09	14.82%
'10	8.00%